FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Schedule Of Fair Value Measurement Of Assets And Liabilities Based On Hierarchy
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	June 30, 2021
Assets:
Investments held in the Trust Account	1	345,006,396
Liabilities:
Warrant liability — Public Warrants	1	$10,001,349
Warrant liability — Private Placement Warrants	3	$13,359,969

Schedule Of Assumptions Used In Estimating The Fair Value Of Warrants
The following table provides quantitative information regarding Level 3 fair value measurements:

As of June 30, 2021
Stock price	$9.27
Strike price	$11.50
Term (in years)	5.0
Volatility	40.0%
Risk-free rate	1.05%
Dividend yield	0.0%

Summary of changes in the fair value of warrant liabilities
The following table presents the changes in the fair value of Level 3 warrant liabilities:

	Private Placement Warrants	Public Warrants	Warrant Liabilities
Fair value as of February 9, 2021	$17,144,332	$12,933,516	$30,077,848
Change in valuation inputs or other assumptions	(3,784,363)	(2,932,167)	(6,716,530)

Fair value as of June 30, 2021	13,359,969	10,001,349	23,361,318
Fair value of the Warrants transferred out of Level 3	—	(10,001,349)	(10,001,349)

Fair value of Level 3 warrant liabilities as of June 30, 2021	$13,359,969	$—	$13,359,969